Commitments and Contingencies - Additional Information (Detail)	12 Months Ended
Dec. 31, 2017 USD ($)
London [Member]
Schedule Of Commitments And Contingencies [Line Items]
Lease term	10 years
Lease term, mutual break clause	5 years
Operating lease future minimum payment per year	$ 1,100,000
NEW YORK [Member]
Schedule Of Commitments And Contingencies [Line Items]
Operating lease future minimum payment per year	$ 400,000
Lease expiration date	May 31, 2020
POLAND [Member]
Schedule Of Commitments And Contingencies [Line Items]
Lease term	5 years
Operating lease future minimum payment per year	$ 60,000